Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 5,478	$ 4,822
Total trade and other receivables, before ECL	7,268	6,463
Current	4,627	3,566
Non-current	851	1,256
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total	7,191	6,346
Subtotal - Related parties	77	117
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	4,641	3,779
Expected credit losses	(1,780)	(1,639)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments and transfer of rights agreement	1,132	1,677
Lease receivables	226	298
Total	1,192	592
Receivables From Contracts With Customers Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Subtotal - Related parties	77	117
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (10)	$ (2)